Other Noncurrent Assets - Other Noncurrent Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Funded employee benefit costs	$ 172,906	$ 165,899
Deferred costs	16,674	38,281
Prepaid expense	13,291	7,346
Long term accounts receivable-unbilled	5,571	4,917
Other	58,179	62,726
Other noncurrent assets	$ 266,621	$ 279,169